Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Revenue	$ 4,151,088	$ 5,376,693	$ 4,222,689
Other income	61,360	993,493	1,298,499
Technology expense	(890,778)	(1,718,974)	(1,805,432)
Employee benefits expense	(3,238,568)	(5,267,246)	(4,411,926)
Occupancy expense	(101,415)	(113,572)	(66,365)
Marketing expense	(187,046)	(318,492)	(414,012)
Consultancy expense	(853,850)	(874,638)	(1,691,544)
Depreciation and amortisation expense	(1,473,999)	(1,355,170)	(852,361)
Other expenses	(68,826)	(213,051)	(245,079)
Impairment of financial assets	(272,236)	(295,262)	(376,606)
Operating loss	(2,874,270)	(3,786,219)	(4,342,137)
Financial cost	(114,199)	(105,367)	(748,190)
Loss before income tax	(2,988,469)	(3,891,586)	(5,090,327)
Income tax expense
Loss for the year	(2,988,469)	(3,891,586)	(5,090,327)
Other comprehensive income:
Exchange differences on translating foreign operations	3,023	(23,010)	(48,453)
Total Comprehensive Loss for the year	$ (2,985,446)	$ (3,914,596)	$ (5,138,780)
Earnings per share
Basic loss per share	$ (2.30)	$ (3.69)	$ (4.94)
Diluted loss per share	$ (2.30)	$ (3.69)	$ (4.94)